As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2010

Date of reporting period:  June 30, 2009

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 1.46%
5	Berkshire Hathaway, Inc. - Class A*	$450,000
	TOTAL COMMON STOCKS (Cost $590,955)	450,000

	EQUITY FUNDS - 8.75%
1,673	American EuroPacific Growth Fund - Class A	52,751
18,950	Brandywine Fund*	367,629
4,070	Dodge & Cox Stock Fund	313,915
3,665	FPA Capital Fund	94,655
4,957	Gamco Global Telecommunications Fund - Class AAA	78,970
6,599	Jennison Dryden Mid Cap Growth Fund - Class A*	122,214
27,549	Keeley Small Cap Value Fund - Class A*	442,715
4,385	Legg Mason Partners Aggressive Growth Fund - Class A*	321,917
3,275	Mairs & Power Growth Fund	171,945
14,946	MFS Mid Cap Growth Fund - Class A*	84,446
3,456	The Parnassus Fund	95,563
11,664	Seligman Communications & Information Fund - Class A*	360,068
3,518	Vanguard Energy Fund - Investor Class	177,959
	TOTAL EQUITY FUNDS (Cost $3,676,587)	2,684,747

	EXCHANGE TRADED FUNDS - 1.63%
5,649	Direxionshares Financial Bull 3X Shares	52,197
12,238	Direxionshares Small Cap Bull 3X Shares	339,849
27,738	Ultra Financials ProShares	107,069
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,045,499)	499,115

	FIXED INCOME FUNDS - 70.40%
5,070	American Century Target Maturities Trust Series 2010 Fund - Investor Class	531,712
1,969	American Century Target Maturities Trust Series 2020 Fund - Investor Class	135,330
1,203,292	BlackRock High Income Fund - Class I	4,343,884
1,035,285	DWS High Income Fund - Institutional Class	4,203,257
935,360	Eaton Vance Income Fund of Boston - Class I	4,489,725
2,169,516	Franklin Income Fund - Class A	3,905,129
1,575,145	John Hancock High Yield Fund - Class A	4,000,869
	TOTAL FIXED INCOME FUNDS (Cost $19,097,939)	21,609,906

	MONEY MARKET FUNDS - 13.90%
4,266,345	Fidelity Institutional Money Market Portfoilio	4,266,345
	TOTAL MONEY MARKET FUNDS (Cost $4,266,345)	4,266,345
	Total Investments (Cost $28,677,325) - 96.14%	29,510,113
	Assets in Excess of Other Liabilities - 3.86%	1,183,695
	NET ASSETS - 100.00%	$30,693,808

* Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows**:

Cost of investments	$28,729,322

Gross unrealized appreciation	$2,525,003
Gross unrealized depreciation	(1,744,212)
Net unrealized appreciation	$780,791

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Financials	$450,000	$—	$—	$450,000
Total Equity	450,000	—	—	450,000

Exchange Traded Funds	499,115	—	—	499,115
		—	—
Open-End Funds	24,294,653	—	—	24,294,653

Short-Term Investments	4,266,345	—	—	4,266,345

Total Investments in Securities	$29,510,113	—	—	$29,510,113

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    8/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/24/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/24/2009

* Print the name and title of each signing officer under his or her signature.